Analysis of Common Share Balances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share capital, January 1	170.0	169.2	168.5
Shares issued under stock option plans	3.9	0.8	0.7
Share capital, December 31	173.9	170.0	169.2